Summary of Principal Accounting Policies - VIE Arrangements (Details)	12 Months Ended
Dec. 31, 2023
Variable Interest Entity [Line Items]
Term of loan agreement	20 years
Term of each shareholder voting right proxy agreement	20 years
Automatic extended term of shareholder voting right proxy agreement	1 year
Minimum
Variable Interest Entity [Line Items]
Written notice for extension prior to expiration under shareholder voting right proxy agreement period	30 days
Beijing Leju | Shanghai SINA Leju
Variable Interest Entity [Line Items]
Ownership interest (as a percent)	100.00%
Leju Hao Fang | Shanghai Yi Yue
Variable Interest Entity [Line Items]
Ownership interest (as a percent)	100.00%
Beijing Jiajujiu | Beijing Maiteng
Variable Interest Entity [Line Items]
Ownership interest (as a percent)	100.00%